Financial Assets Delivered as Guarantee (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Financial Assets Delivered as Guarantee
As of December 31, 2020 and 2019, the Bank delivered as guarantee the following financial assets:

	Carrying Amount
Description	12/31/2020	12/31/2019
For transactions with the BCRA	12,040,746	10,127,017
For guarantee deposits	1,555,864	2,937,377
For securities forward contracts	695,748	1,466,345

Total	14,292,358	14,530,739